Goodwill (Schedule) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill at beginning of year	$ 1,265,904,000	$ 1,289,671,000
Accumulated impairment loss at beginning of year	(360,557,000)	(360,557,000)
Goodwill balance at beginning of year, net	905,347,000	929,114,000
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	79,838,000	845,000
Goodwill recognized in respect of prior period acquisitions, during the year	526,000	1,854,000
Goodwill transferred to net assets held for sale, during the year	(15,949,000)
Foreign currency exchange adjustment, during the year	(32,468,000)	(26,466,000)
Goodwill at end of year	1,297,851,000	1,265,904,000
Accumulated impairment loss at end of year	(360,557,000)	(360,557,000)
Goodwill balance at end of year, net	937,294,000	905,347,000
Canada
Goodwill [Roll Forward]
Goodwill at beginning of year	383,473,000	409,296,000
Accumulated impairment loss at beginning of year	0	0
Goodwill balance at beginning of year, net	383,473,000	409,296,000
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	11,594,000	371,000
Goodwill recognized in respect of prior period acquisitions, during the year	0	272,000
Goodwill transferred to net assets held for sale, during the year	0
Foreign currency exchange adjustment, during the year	(32,468,000)	(26,466,000)
Goodwill at end of year	362,599,000	383,473,000
Accumulated impairment loss at end of year	0	0
Goodwill balance at end of year, net	362,599,000	383,473,000
United States South [Member]
Goodwill [Roll Forward]
Goodwill at beginning of year	423,164,000	421,108,000
Accumulated impairment loss at beginning of year	0	0
Goodwill balance at beginning of year, net	423,164,000	421,108,000
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	68,244,000	474,000
Goodwill recognized in respect of prior period acquisitions, during the year	526,000	1,582,000
Goodwill transferred to net assets held for sale, during the year	0
Foreign currency exchange adjustment, during the year	0	0
Goodwill at end of year	491,934,000	423,164,000
Accumulated impairment loss at end of year	0	0
Goodwill balance at end of year, net	491,934,000	423,164,000
United States Northeast [Member]
Goodwill [Roll Forward]
Goodwill at beginning of year	459,267,000	459,267,000
Accumulated impairment loss at beginning of year	(360,557,000)	(360,557,000)
Goodwill balance at beginning of year, net	98,710,000	98,710,000
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	0	0
Goodwill recognized in respect of prior period acquisitions, during the year	0	0
Goodwill transferred to net assets held for sale, during the year	(15,949,000)
Foreign currency exchange adjustment, during the year	0	0
Goodwill at end of year	443,318,000	459,267,000
Accumulated impairment loss at end of year	(360,557,000)	(360,557,000)
Goodwill balance at end of year, net	$ 82,761,000	$ 98,710,000